GOING CONCERN UNCERTAINTY (Details)		6 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash utilized in operating activities		$ 4,127,997	$ 7,152,757	$ 11,868,537	$ 15,186,411
Cash		$ 4,664,170	$ 11,854,187	$ 8,889,616	$ 17,282,325	$ 11,851,639
Period for which cash resources may be insufficient		12 months		12 months
Estimated wind-down costs of operations				$ 2,500,000
Minimum number of business transactions being explored as strategic alternatives | item		1
Forecast
Estimated wind-down costs of operations	$ 2,000,000